Application of New and Amended International Financial Reporting Standards - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2018 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
NONCONTROLLING INTERESTS		$ 9,857	$ 8,474		$ 322
Unappropriated earnings		66,626	54,633		2,177
Tax obligation		8,271	7,996	$ 6,736
Deferred income tax liabilities		$ 1,992	$ 1,430		$ 65
Remeasured FVOCI [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total effect on assets	$ 1,842
Total effect on equity	1,843
NONCONTROLLING INTERESTS	(1)
Reclassification of Impairment [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Total effect on assets	1,516
Unappropriated earnings	1,516
Increase (Decrease) Due to Application of IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Unrealized gain or loss on available-for-sale financial assets	4
NONCONTROLLING INTERESTS	(3)
Deferred income tax liabilities	(1)
Increase (Decrease) Due to Application of IFRS 9 [Member] | Classification of assets as held for sale [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Tax obligation	0
Total retained earnings [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Unrealized gain or loss on available-for-sale financial assets	6
Other Equity [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Unrealized gain or loss on available-for-sale financial assets	$ 556